Fair value of financial instruments - Assets and liabilities held at fair value by product type (Details) - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		£ 32,359	£ 31,520
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		86,524	94,899
Financial liabilities, at fair value		(26,882)	(24,536)
Level 1 of fair value hierarchy [member] | Issued debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Government and government sponsored debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		41,812	34,783
Financial liabilities, at fair value		(9,396)	(13,079)
Level 1 of fair value hierarchy [member] | Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Certificates of deposit, commercial paper and other money market instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Margin lending [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0
Financial liabilities, at fair value		0
Level 1 of fair value hierarchy [member] | Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Non-asset-backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		37,816	56,322
Financial liabilities, at fair value		(11,258)	(7,826)
Level 1 of fair value hierarchy [member] | Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		7	8
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	76	0
Financial liabilities, at fair value	[1]	(76)	0
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		6,813	3,786
Financial liabilities, at fair value		(6,152)	(3,631)
Level 1 of fair value hierarchy [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		424,100	411,165
Financial liabilities, at fair value		(442,451)	(419,197)
Level 2 of fair value hierarchy [member] | Issued debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		(42,101)	(38,176)
Level 2 of fair value hierarchy [member] | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 2 of fair value hierarchy [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		2,314	1,837
Financial liabilities, at fair value		(245)	(221)
Level 2 of fair value hierarchy [member] | Government and government sponsored debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		51,644	49,853
Financial liabilities, at fair value		(11,171)	(13,116)
Level 2 of fair value hierarchy [member] | Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		14,664	15,098
Financial liabilities, at fair value		(5,061)	(3,580)
Level 2 of fair value hierarchy [member] | Certificates of deposit, commercial paper and other money market instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,135	1,491
Financial liabilities, at fair value		(8,556)	(7,377)
Level 2 of fair value hierarchy [member] | Margin lending [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		10,388
Financial liabilities, at fair value		26,875
Level 2 of fair value hierarchy [member] | Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		118,273	100,038
Financial liabilities, at fair value		(138,460)	(126,691)
Level 2 of fair value hierarchy [member] | Non-asset-backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		7,406	5,710
Financial liabilities, at fair value		0	0
Level 2 of fair value hierarchy [member] | Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		7,195	7,690
Financial liabilities, at fair value		(1,181)	(388)
Level 2 of fair value hierarchy [member] | Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	1
Financial liabilities, at fair value		0	0
Level 2 of fair value hierarchy [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	571	898
Financial liabilities, at fair value	[1]	(53)	(131)
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		122,794	150,325
Financial liabilities, at fair value		(118,227)	(143,890)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		63,996	54,783
Financial liabilities, at fair value		(63,952)	(53,346)
Level 2 of fair value hierarchy [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		9,373	11,163
Financial liabilities, at fair value		(9,188)	(11,312)
Level 2 of fair value hierarchy [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		12,934	9,848
Financial liabilities, at fair value		(16,001)	(18,527)
Level 2 of fair value hierarchy [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,413	2,430
Financial liabilities, at fair value		(1,380)	(2,442)
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		18,574	15,598
Financial liabilities, at fair value		(5,026)	(5,681)
Level 3 of fair value hierarchy [member] | Issued debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		(251)	(214)
Level 3 of fair value hierarchy [member] | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	29
Financial liabilities, at fair value		0	0
Level 3 of fair value hierarchy [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		688	626
Financial liabilities, at fair value		0	0
Level 3 of fair value hierarchy [member] | Government and government sponsored debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		14	49
Financial liabilities, at fair value		0	0
Level 3 of fair value hierarchy [member] | Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		456	871
Financial liabilities, at fair value		0	(4)
Level 3 of fair value hierarchy [member] | Certificates of deposit, commercial paper and other money market instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		(10)	(250)
Level 3 of fair value hierarchy [member] | Margin lending [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0
Financial liabilities, at fair value		0
Level 3 of fair value hierarchy [member] | Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		768	0
Financial liabilities, at fair value		0	0
Level 3 of fair value hierarchy [member] | Non-asset-backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		8,304	6,657
Financial liabilities, at fair value		0	0
Level 3 of fair value hierarchy [member] | Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		698	502
Financial liabilities, at fair value		(3)	0
Level 3 of fair value hierarchy [member] | Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,071	817
Financial liabilities, at fair value		(19)	(16)
Level 3 of fair value hierarchy [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	1,360	713
Financial liabilities, at fair value	[1]	0	0
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		2,478	2,718
Financial liabilities, at fair value		(2,456)	(2,867)
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		192	160
Financial liabilities, at fair value		(185)	(124)
Level 3 of fair value hierarchy [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,381	1,386
Financial liabilities, at fair value		(331)	(240)
Level 3 of fair value hierarchy [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,136	1,064
Financial liabilities, at fair value		(1,743)	(1,961)
Level 3 of fair value hierarchy [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		28	6
Financial liabilities, at fair value		£ (28)	£ (5)

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